Inventories (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventory Disclosure [Line Items]
Finished goods	¥ 111,487	¥ 83,444
Work in process	47,388	41,409
Raw materials and supplies	74,024	52,508
Inventories (Note 5)	¥ 232,899	¥ 177,361